RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. The term of the lease expires in June 2023. Monthly rent is $3,500. The Company paid a security deposit of $5,000. Total rent expense for the three months ended July 31, 2022 and 2021 was $10,500. Total rent expense for the nine months ended July 31, 2022 and 2021 was $31,500.

Beginning October 1, 2020, the Company entered into a second lease agreement with Mariluna LLC for office space located in Aspen, CO. The initial term of the lease was for one year, expiring on September 30, 2021 and the lease has been subsequently extended on a month to month basis. Under the terms of the lease, the Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement. Total rent expense for the three months ended July 31, 2022 and 2021 was $19,500. Total rent expense for the nine months ended July 31, 2022 and 2021 was $58,500. In connection with the Closing, both of the lease agreements with Mariluna LLC were terminated (see Note 13).

In connection with Mr. Bothwell’s executive employment agreements, the Company agreed to reimburse Rover Advanced Technologies, LLC (“Rover”), a company owned and controlled by Mr. Bothwell for office rent and other direct expenses (phone, internet, copier and direct administrative fees, etc.) totaling $11,737 and $7,453 for the three months ended July 31, 2022 and 2021, respectively, and $28,818 and $23,177 for the nine months ended July 31, 2022 and 2021, respectively. In connection with the Closing, beginning November 2022, the Company will no longer reimburse for office expenses and other direct expenses of Rover (see Note 13).

For the three months and nine months ended July 31, 2022, the Company sold a total of approximately $218,800 and $501,600, respectively, of products to a management services organization (“MSO”) that provides administrative services and contracts for medical supplies for several medical practices, including approximately $76,800 and $152,600 of products purchased from the Company for the three months and nine months ended July 31, 2022, respectively, that were attributable to the medical practice owned by Dr. George Shapiro, the Company’s Chief Medical Officer and a member of the board of directors. Dr. Shapiro has an indirect economic interest in the parent company that owns the MSO. For the three months and nine months ended July 31, 2022, the total amount of sales of products to customers related to Mr. Michael Carbonara, a member of the board of directors of the Company, totaled $16,300 and $26,600, respectively. For the three months and nine months ended July 31, 2022, the total amount of sales of products to customers related to Dr. Allen Meglin, a member of the board of directors of the Company, totaled approximately $13,200 and $20,800 respectively.

At July 31, 2022, salary amounts owed to Albert Mitrani, Dr. Mari Mitrani and Ian Bothwell were $418,519, $585,955, and $1,104,419, respectively and consulting fees owed to Dr. George Shapiro were $135,000. In connection with the Closing during August 2022, the Executives agreed to modifications to their compensation arrangements (see Note 13).

During June 2022, Albert Mitrani made a capital contribution of $250,000 to the Company. The proceeds were used for working capital.

NOTE 7 – RELATED PARTY TRANSACTIONS

On February 26, 2020, April 25, 2020 and June 29, 2020, Mr. Mitrani’s, Dr. Mitrani’s and Mr. Bothwell’s employment agreements were amended. See Note 12 for a more detailed description of the executive employment agreements and the respective amendments referred to above.

Effective February 26, 2020, Mr. Bothwell was granted cashless warrants to purchase 7,500,000 shares of common stock of the Company. The newly granted warrants vest immediately, have an exercise price of $0.028 per share and are exercisable for ten years from the effective date of the grant (see Note 11).

During April 2020, June 2020, August 2020, September 2020, February 2021 and April 2021, each of the current executives of the Company, Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell and Dr. George Shapiro (“Current Executives”) were granted rights under the Management and Consultant Performance Plan (“MCPP”) to receive common stock of the Company based on the achievement of certain defined milestones. In addition, during June 2020, each of the current non-executive members of the Board were granted rights under the MCPP to receive common stock of the Company based on the achievement of certain defined milestones (see Note 10).

On October 29, 2021, the Company entered into an Exchange Agreement (see Note 10) with the current executive officers of the Company (as well as other non-related party shareholders) whereby the executive officers of the Company exchanged an aggregate of 50,000,000 shares previously issued to them under consulting and employment agreements and/or pursuant to the MCPP for newly issued shares pursuant to the 2021 Plan (on a 1:1 basis).

The Company’s corporate administrative offices are leased from MariLuna, LLC, a Florida limited liability company which is owned by Dr. Mitrani. During July 2020, the term of the lease was extended through June 2023. Beginning July 2020, the monthly rent increased from $2,900 to $3,500. The Company paid a security deposit of $5,000. Total rent expense for the year ended October 31, 2021 and 2020 was $42,000 and $37,200, respectively.

Beginning October 1, 2020, the Company entered into a second lease agreement with Mariluna LLC for office space located in Aspen, CO. The initial term of the lease was for one year, expiring on September 30, 2021 and the lease has been subsequently extended on a month to month basis. Under the terms of the lease, the Company is required to make monthly rental payments of $6,500 and was required to provide a security deposit of $11,000 upon execution of the lease agreement. Total rent expense for the years ended October 31, 2021 and 2020 was $78,000 and $6,500, respectively.

In connection with Mr. Bothwell’s executive employment agreements, the Company agreed to reimburse Rover Advanced Technologies, LLC, a company owned and controlled by Mr. Bothwell for office rent and other direct expenses (phone, internet, copier and direct administrative fees, etc.) totaling $31,192 and $24,788 for the years ended October 31, 2021 and 2020, respectively.

For the year ended October 31, 2021, the Company sold a total of approximately $881,600 of product to a management services organization (“MSO”) that provides administrative services and contracts for medical supplies for several medical practices, including $211,505 of products purchased from the Company that were attributable to the medical practice owned by Dr. George Shapiro. Dr. Shapiro also has an indirect economic interest in the parent company that owns the MSO. For the year ended October 31, 2021, the total amount of sales of products to the medical practice owned by Dr. Allen Meglin and to customers related to Mr. Michael Carbonara totaled $13,820 and $32,655, respectively. During the fiscal year ended October 31, 2020, sales to the medical practices related to Dr. George Shapiro and Dr. Allen Meglin and to customers related to Mr. Michael Carbonara totaled $53,740, $27,385, and $14,320, respectively.

During April 2020 through May 2020, the Company sold 11,000,000 shares of common stock to Dr. Allen Meglin, a director of the Company at $0.02 per share for an aggregate purchase price of $220,000. During July, August and October 2020, the Company sold an additional 1,166,666 shares, 422,514 shares, and 625,000 shares of common stock to Dr. Allen Meglin at $0.03 per share, $0.10 per share and $0.08 per share, respectively, for an aggregate purchase price of $127,251 (see Note 10).

On October 10, 2019, the Company and Michael Carbonara, a director of the Company agreed to a convertible funding facility arrangement (“Funding Facility”) whereby Mr. Carbonara or its designee funded the Company $500,000. The Funding Facility was converted into 40,000,000 shares of newly issued restricted common stock of the Company on February 12, 2020, issued to Republic Asset Holdings LLC, a Company controlled by Mr. Carbonara. On April 27, 2020, the Company sold 5,000,000 shares of common stock to Republic Asset Holdings LLC at $0.02 per share for an aggregate purchase price of $100,000. On February 22, 2021, the Company sold 1,818,181 shares of common stock to Republic Asset Holdings LLC at $0.055 per share for an aggregate purchase price of $100,000 (see Note 10).

On February 26, 2020, the Company agreed to immediately grant Dr. George Shapiro, the Company’s Chief Medical Officer (“CMO”) 5,000,000 shares of common stock in recognition of past services provided to the Company through February 2020. In addition, the Company agreed to enter into a consulting agreement with the CMO to provide ongoing services to the Company. The CMO will receive compensation of $82,250 annually, commencing March 1, 2020. The term of the consulting agreement is one year, with automatic renewals for annual periods thereafter unless prior written notice is provided by either party of the desire to terminate. During February 2021, the consulting arrangement was amended whereby the CMO’s accrued and unpaid consulting fees of $82,250 through February 2021 were fully satisfied through the issuance of 500,000 shares of newly issued common stock of the Company. Furthermore, until the CMO becomes a full-time employee of the Company and provided the CMO continues to serve in his current position, the CMO shall receive compensation equal to $27,000 per quarter beginning May 1, 2021, payable in cash or in stock (based on the average monthly trading price of the common stock during the applicable quarter) at the option of the Company.

In connection with Mr. Robert Zucker’s resignation as a member of the Board of Directors of the Company in April 2020, the Board approved the issuance to Mr. Zucker of 736,808 shares of unregistered common stock of the Company valued at $0.022 per share, the closing price of the common stock of the Company on the grant date (see Note 10).

On May 28, 2020, the Company entered into a distribution agreement with a company owned by Jack Mitrani, the son of Mr. Mitrani. Under the terms of the agreement, the Company agreed to grant the distributor 3,000,000 shares of unregistered common stock valued at $0.115 per share, the closing price of the common stock of the Company on the grant date (see Note 10).

Effective December 21, 2020, the Company granted a bonus of $50,000 and 15,000,000 shares of common stock of the Company each to Mr. Mitrani, Dr. Mitrani and Mr. Bothwell and 1,000,000 shares of common stock of the Company each to Mr. Carbonara and Dr. Allen Meglin (see Note 10).

From time to time, Mr. Bothwell and/or his respective affiliates have advanced funds to the Company to pay for certain expenses of the Company. As of October 31, 2021 and 2020, $6,253 and $1,965, respectively, is owed to Mr. Bothwell and/or his respective affiliates.

At October 31, 2021, salary amounts owed to Albert Mitrani, Dr. Mari Mitrani and Ian Bothwell were $275,924, $362,455 and $843,478, respectively and consulting fees owed to Dr. George Shapiro were $54,000. At October 31, 2020, salary amounts owed to Albert Mitrani, Dr. Mari Mitrani and Ian Bothwell were $216,436, $233,655 and $649,407, respectively and consulting fees owed to Dr. George Shapiro were $54,833.